Audit Fees (Tables)	12 Months Ended
Dec. 31, 2025
Auditor's remuneration [abstract]
Schedule of auditor's fees expensed	The following auditors’ fees were expensed in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income or loss:

	Year Ended December 31,
Fees (in thousands of $)	20251)	20242)	20232)
Audit fees	$2,633	$2,657	$1,979
Audit-related fees	705	597	330
Total	$3,338	$3,254	$2,309
1)Audit services performed by EY Accountants B.V. as the external auditor in 2025 referred to in Section 1 of the Dutch Accounting Firms
Oversight Act (Wta) as well as by the EY network.. In 2025, audit and audit related fees of EY Accountants B.V. (excluding its member firms and/or affiliates) amounted to $973 and $677, respectively.
2)Audit services performed by Deloitte Accountants B.V. as the external auditor referred to in Section 1 of the Dutch Accounting Firms Oversight
Act (Wta) as well as by the Deloitte network